Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010
Risk-Free Interest Rate	101.30%	0.14%
Expected Life (Years)	5 years	6 years 6 months
Expected Volatility	101.00%	104.00%
Expected Dividends	$ 0	$ 0